Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Investments in real estate, net	$ 310,693,892	$ 315,308,436	$ 223,344,431
Investments in real estate-related loans and securities, net	83,963,828	74,464,566	49,297,799
Intangible assets, net	8,425,990	10,901,176	7,453,487
Cash and cash equivalents	35,892,048	32,740,150	30,308,600
Restricted cash	4,022,320	3,279,075	741,604
Accounts and other receivables, net	3,435,212	3,074,459	1,769,446
Other assets	1,165,898	1,105,747	570,625
Total Assets	447,599,188	440,873,609	313,485,992
Liabilities and Equity
Mortgage loans, net	229,453,975	229,186,956	158,476,854
Mortgage loans, net	229,453,975	229,186,956	158,476,854
Due to affiliates	17,491,977	12,123,459	5,953,312
Intangible liabilities, net	57,441	69,864	57,159
Accounts payable, accrued expenses and other liabilities	6,178,483	6,309,381	3,580,729
Commitments and contingencies (Note 12)	0	0	0
Total Liabilities	253,181,876	247,689,660	168,068,054
Stockholders' Equity
Preferred stock, $0.01 par value per share, 50,000,000 shares authorized; no shares issued nor outstanding at June 30,2021 and December 31, 2020, respectively		0	0
Common stock, $0.01 par value per share, 1,000,000,000 shares authorized; 21,237,215 and 20,510,001 shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively	212,372	205,099	149,972
Additional paid-in capital	209,543,729	200,440,567	145,350,064
Accumulated deficit	(22,558,358)	(15,179,566)	(5,430,110)
Total Stockholders' Equity	187,197,743	185,466,100	140,069,926
Non-controlling interests attributable to third party joint ventures	7,219,569	7,717,849	5,348,012
Total Equity	194,417,312	193,183,949	145,417,938
Total Liabilities and Stockholders' Equity	447,599,188	440,873,609	313,485,992
Variable Interest Entity, Primary Beneficiary [Member]
Assets
Investments in real estate, net	310,693,892	315,308,436	223,344,431
Intangible assets, net	8,425,990	10,901,176	7,453,487
Cash and cash equivalents	2,983,026	3,060,611	1,629,776
Restricted cash	4,022,320	3,279,075	741,604
Accounts and other receivables, net	2,825,965	2,778,108	1,097,447
Other assets	848,552	1,010,972	133,795
Total Assets	329,799,745	336,338,378	234,400,540
Liabilities and Equity
Mortgage loans, net	229,453,975	229,186,956	158,476,854
Intangible liabilities, net	57,441	69,864	57,159
Accounts payable, accrued expenses and other liabilities	4,567,816	4,761,810	2,802,865
Total Liabilities	$ 234,079,232	$ 234,018,630	$ 161,336,878